Property and Equipment and Investment Properties_Investment Property(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	₩ 848,481,000,000	$ 794,890	₩ 755,011,000,000	₩ 848,481,000,000	₩ 755,011,000,000
Fair value				893,583,000,000	786,506,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	755,011,000,000		211,815,000,000
Changes In Investment Property Abstract [Abstract]
Acquisition	262,000,000		1,254,000,000
Transfers	(73,270,000,000)		(25,292,000,000)
Disposal	(1,593,000,000)
Depreciation	(20,096,000,000)		(2,531,000,000)
Business combination	232,724,000,000		534,731,000,000
Others	(44,557,000,000)		35,034,000,000
Ending	848,481,000,000	$ 794,890	755,011,000,000
Gross Carrying Amount
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	972,154,000,000		819,880,000,000	972,154,000,000	819,880,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	819,880,000,000
Changes In Investment Property Abstract [Abstract]
Ending	972,154,000,000		819,880,000,000
Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(122,935,000,000)		(63,465,000,000)	(122,935,000,000)	(63,465,000,000)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(63,465,000,000)
Changes In Investment Property Abstract [Abstract]
Ending	(122,935,000,000)		(63,465,000,000)
Accumulated Impairment Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(738,000,000)		(1,404,000,000)	(738,000,000)	(1,404,000,000)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(1,404,000,000)
Changes In Investment Property Abstract [Abstract]
Ending	(738,000,000)		(1,404,000,000)
Land
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	251,496,000,000		202,391,000,000	251,496,000,000	202,391,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	202,391,000,000		124,553,000,000
Changes In Investment Property Abstract [Abstract]
Acquisition	0		0
Transfers	(39,533,000,000)		(17,184,000,000)
Disposal	(330,000,000)
Depreciation	0		0
Business combination	91,618,000,000		92,826,000,000
Others	(2,650,000,000)		2,196,000,000
Ending	251,496,000,000		202,391,000,000
Land | Gross Carrying Amount
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	252,234,000,000		203,795,000,000	252,234,000,000	203,795,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	203,795,000,000
Changes In Investment Property Abstract [Abstract]
Ending	252,234,000,000		203,795,000,000
Land | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	0	0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0		0
Land | Accumulated Impairment Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(738,000,000)		(1,404,000,000)	(738,000,000)	(1,404,000,000)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(1,404,000,000)
Changes In Investment Property Abstract [Abstract]
Ending	(738,000,000)		(1,404,000,000)
Buildings
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	596,985,000,000		552,620,000,000	596,985,000,000	552,620,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	552,620,000,000		87,262,000,000
Changes In Investment Property Abstract [Abstract]
Acquisition	262,000,000		1,254,000,000
Transfers	(33,737,000,000)		(8,108,000,000)
Disposal	(1,263,000,000)
Depreciation	(20,096,000,000)		(2,531,000,000)
Business combination	141,106,000,000		441,905,000,000
Others	(41,907,000,000)		32,838,000,000
Ending	596,985,000,000		552,620,000,000
Buildings | Gross Carrying Amount
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	719,920,000,000		616,085,000,000	719,920,000,000	616,085,000,000
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	616,085,000,000
Changes In Investment Property Abstract [Abstract]
Ending	719,920,000,000		616,085,000,000
Buildings | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(122,935,000,000)		(63,465,000,000)	(122,935,000,000)	(63,465,000,000)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(63,465,000,000)
Changes In Investment Property Abstract [Abstract]
Ending	(122,935,000,000)		(63,465,000,000)
Buildings | Accumulated Impairment Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	₩ 0	₩ 0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	₩ 0		₩ 0